Schedule of cash and cash equivalents by current (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 CNY (¥)
Cash and cash equivalents	$ 31,697	¥ 221,661			¥ 322,252		¥ 585,171
CHINA
Cash and cash equivalents	117,369	93,853		$ 91,020	199,572
Overseas [Member]
Cash and cash equivalents	$ 10,289		$ 150	$ 29,023		$ 2,637